Shareholders' equity - Share capital (Details) - AUD ($) $ in Millions	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020
Shareholders' equity
Ordinary share capital, fully paid	$ 41,604	$ 40,509	$ 40,503
RSP treasury shares held	(658)	(618)	(616)
Other treasury shares	55	55	30
Total treasury shares held	(603)	(563)	(586)
Total share capital	41,001	39,946	39,917
NCI	$ 49	$ 51	$ 56
Number of unvested RSP treasury shares held	4,322,935	4,588,277	4,578,297
Number of other treasury shares held	0	0	1,284,249